Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium [Member]	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total	Non-controlling interests [Member]	Total
Balance at beginning of period at Dec. 31, 2015	€ 934	€ 123,595	€ 1,899	€ 1	€ (36,630)	€ 89,799		€ 89,799
Result for the year					(39,103)	(39,103)		(39,103)
Other comprehensive income				(16)		(16)		(16)
Recognition of share-based payments			2,454			2,454		2,454
Shares options exercised		2				2		2
Balance at end of period at Dec. 31, 2016	934	123,597	4,353	(15)	(75,733)	53,136		53,136
Result for the year					(43,637)	(43,637)	€ (38)	(43,675)
Other comprehensive income				151		151		151
Recognition of share-based payments			4,024			4,024		4,024
Issue of ordinary shares	343	25,342				25,685		25,685
Issue of treasury shares	180	(180)
Shares options exercised		4				4		4
Balance at end of period at Dec. 31, 2017	1,457	148,763	8,377	136	(119,370)	39,363	(38)	39,325
Result for the year					(36,894)	(36,894)	(192)	(37,086)
Other comprehensive income				(28)		(28)		(28)
Recognition of share-based payments	4	2,185	3,224			5,413		5,413
Issue of ordinary shares	265	83,926				84,191		84,191
Shares options lapsed			(97)		97
Shares options exercised		870	(724)		724	870		870
Balance at end of period at Dec. 31, 2018	€ 1,726	€ 235,744	€ 10,780	€ 108	€ (155,443)	€ 92,915	€ (230)	€ 92,685